                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Technology Fund
Portfolio of Investments   November 30, 2006 (Unaudited)


                                                      NUMBER OF
DESCRIPTION                                            SHARES           VALUE
------------------------------------------           -----------    ------------
COMMON STOCKS   100.2%
AEROSPACE & DEFENSE   4.5%
Lockheed Martin Corp.                                   75,000      $  6,783,750
Raytheon Co.                                            75,000         3,828,000
                                                                    ------------
                                                                      10,611,750
                                                                    ------------
APPLICATION SOFTWARE   11.4%
Adobe Systems, Inc. (a)                                 85,000         3,411,050
Amdocs Ltd. (Guernsey) (a)                             110,000         4,240,500
Autodesk, Inc. (a)                                      85,000         3,500,300
BEA Systems, Inc. (a)                                   85,000         1,170,450
Cognos, Inc. (Canada) (a)                               75,000         3,068,250
Hyperion Solutions Corp. (a)                            75,000         2,757,000
SAP AG - ADR (Germany)                                  95,000         4,960,900
Synopsys, Inc. (a)                                     150,000         3,832,500
                                                                    ------------
                                                                      26,940,950
                                                                    ------------
BIOTECHNOLOGY   9.3%
Amgen, Inc. (a)                                         75,000         5,325,000
Genentech, Inc. (a)                                     75,000         6,131,250
Genzyme Corp. (a)                                       75,000         4,830,000
Gilead Sciences, Inc. (a)                               50,000         3,296,000
MedImmune, Inc. (a)                                     75,000         2,451,750
                                                                    ------------
                                                                      22,034,000
                                                                    ------------
COMMUNICATIONS EQUIPMENT   9.8%
Cisco Systems, Inc. (a)                                250,000         6,720,000
Corning, Inc. (a)                                      125,000         2,695,000
Harris Corp.                                            80,000         3,368,800
Juniper Networks, Inc. (a)                             157,500         3,353,175
Motorola, Inc.                                          85,000         1,884,450
QUALCOMM, Inc.                                          85,000         3,110,150
Research In Motion Ltd. (Canada) (a)                    15,000         2,082,450
                                                                    ------------
                                                                      23,214,025
                                                                    ------------
COMPUTER HARDWARE   10.0%
Apple Computer, Inc. (a)                               115,000        10,543,200
Hewlett-Packard Co.                                    150,000         5,919,000



                                                       NUMBER OF
DESCRIPTION                                             SHARES          VALUE
------------------------------------------            ----------    ------------
COMPUTER HARDWARE (CONTINUED)
International Business Machines Corp.                   80,000      $  7,353,600
                                                                    ------------
                                                                      23,815,800
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS   1.4%
Network Appliance, Inc. (a)                             85,000         3,332,850
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES   3.6%
Automatic Data Processing, Inc.                         80,000         3,858,400
DST Systems, Inc. (a)                                   75,000         4,680,000
                                                                    ------------
                                                                       8,538,400
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT   0.1%
First Solar, Inc. (a)                                   10,000           283,000
                                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS   1.0%
Agilent Technologies, Inc. (a)                          75,000         2,388,000
                                                                    ------------

ELECTRONIC MANUFACTURING SERVICES   0.8%
Jabil Circuit, Inc.                                     70,000         1,985,200
                                                                    ------------

HEALTH CARE EQUIPMENT   3.6%
Biomet, Inc.                                            65,000         2,457,650
C.R. Bard, Inc.                                         55,000         4,525,950
Hansen Medical, Inc. (a)                               115,300         1,466,616
                                                                    ------------
                                                                       8,450,216
                                                                    ------------
HEALTH CARE SUPPLIES   2.2%
Millipore Corp. (a)                                     75,000         5,130,750
                                                                    ------------

HOME ENTERTAINMENT SOFTWARE   1.9%
Electronic Arts, Inc. (a)                               80,000         4,468,000
                                                                    ------------

INTERNET SOFTWARE & SERVICES   10.2%
Akamai Technologies, Inc. (a)                           75,000         3,665,250
Digital River, Inc. (a)                                 35,000         2,061,850
eBay, Inc. (a)                                         125,000         4,043,750
Google, Inc., Class A (a)                               20,000         9,698,400
VeriSign, Inc. (a)                                     100,000         2,611,000



                                                      NUMBER OF
DESCRIPTION                                            SHARES           VALUE
------------------------------------------           -----------    ------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
Yahoo!, Inc. (a)                                        82,000      $  2,213,180
                                                                    ------------
                                                                      24,293,430
                                                                    ------------
IT CONSULTING & OTHER SERVICES   1.2%
Cognizant Technology Solutions Corp., Class A (a)       35,000         2,854,600
                                                                    ------------

LIFE SCIENCES TOOLS & SERVICES   1.5%
Thermo Fisher Scientific, Inc. (a)                      80,000         3,506,400
                                                                    ------------

SEMICONDUCTOR EQUIPMENT   7.4%
Applied Materials, Inc.                                100,000         1,798,000
ASML Holding N.V. (Netherlands) (a)                    125,000         3,112,500
KLA-Tencor Corp.                                       150,000         7,750,500
Lam Research Corp. (a)                                  95,000         4,997,000
                                                                    ------------
                                                                      17,658,000
                                                                    ------------
SEMICONDUCTORS   10.7%
Altera Corp. (a)                                        85,000         1,690,650
Broadcom Corp., Class A (a)                             95,000         3,118,850
Cypress Semiconductor Corp. (a)                         85,000         1,478,150
Intel Corp.                                             85,000         1,814,750
Linear Technology Corp.                                 75,000         2,410,500
Marvell Technology Group Ltd. (Bermuda) (a)            125,000         2,580,000
Microchip Technology, Inc.                              85,000         2,899,350
National Semiconductor Corp.                           185,000         4,475,150
Texas Instruments, Inc.                                 85,000         2,511,750
Xilinx, Inc.                                            85,000         2,278,000
                                                                    ------------
                                                                      25,257,150
                                                                    ------------
SPECIALIZED FINANCE   1.1%
Chicago Mercantile Exchange Holdings, Inc.               5,000         2,678,000
                                                                    ------------

SYSTEMS SOFTWARE   8.5%
McAfee, Inc. (a)                                       200,000         5,842,000
Microsoft Corp.                                        250,000         7,332,500
Oracle Corp. (a)                                       150,000         2,854,500



                                                      NUMBER OF
DESCRIPTION                                             SHARES          VALUE
------------------------------------------           -----------    ------------
SYSTEMS SOFTWARE (CONTINUED)
Symantec Corp. (a)                                     200,000      $  4,240,000
                                                                    ------------
                                                                      20,269,000
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS   100.2%
   (Cost $189,897,980)                                               237,709,521

REPURCHASE AGREEMENTS   0.1%
Citigroup, Inc. ($64,269 par collateralized by U.S
  Government obligations in a pooled cash account,
  interest rate of 5.27%, dated 11/30/06, to be
  sold on 12/01/06 at $64,279)
State Street Bank & Trust Co. ($255,731 par
  collateralized by U.S. Government obligations                           64,269
  in a pooled cash account, interest rate of 5.11%,
  dated 11/30/06, to be sold on 12/01/06 at
  $255,767)                                                              255,731
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS   0.1%
   (Cost $320,000)                                                       320,000

TOTAL INVESTMENTS   100.3%
   (Cost $190,217,980)                                               238,029,521

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.3%)                          (656,364)
                                                                    ------------

NET ASSETS   100.0%                                                 $237,373,157
                                                                    ============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

ADR     -American Depositary Receipt


VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS | NOVEMBER 30, 2006 (UNAUDITED)


                                                                     NUMBER OF
DESCRIPTION                                                            SHARES           VALUE
------------------------------------------------------------        -----------      ------------
COMMON STOCKS  97.4%
AUSTRALIA 6.0%
A.B.C. Learning Centres, Ltd. ..............................          524,123        $  3,080,627
Computershare, Ltd. ........................................          571,800           4,082,652
DCA Group, Ltd. ............................................          809,800           2,197,788
                                                                                     ------------
                                                                                        9,361,067
BERMUDA  10.3%
Axis Capital Holdings, Ltd. ................................           77,144           2,640,639
Esprit Holdings, Ltd. ......................................          496,000           5,142,523
Li & Fung, Ltd. ............................................        1,694,000           4,899,888
Willis Group Holdings, Ltd. ................................           80,700           3,248,982
                                                                                     ------------
                                                                                       15,932,032
BRITISH VIRGIN ISLANDS  1.2%
Nam Tai Electronics, Inc. ..................................          109,000           1,811,580
                                                                                     ------------

CANADA  3.5%
Angiotech Pharmaceuticals, Inc. (a) ........................          208,100           1,785,498
SunOpta, Inc. (a) ..........................................          365,400           3,584,574
                                                                                     ------------
                                                                                        5,370,072
CAYMAN ISLANDS  0.9%
Global Bio-chem Technology Group Co., Ltd. .................        4,454,000           1,454,368
                                                                                     ------------

CHINA  1.6%
China Shenhua Energy Co. ...................................        1,261,500           2,435,832
                                                                                     ------------

GERMANY  9.4%
adidas-Salomon, AG .........................................           64,864           3,194,721
Fresenius, AG ..............................................           18,100           3,418,229
Grenkeleasing, AG ..........................................           34,139           1,478,433
Hypo Real Estate Holding, AG ...............................           47,869           2,785,591
United Internet, AG ........................................          118,200           1,784,536
Wirecard, AG (a) ...........................................          212,000           1,903,569
                                                                                     ------------
                                                                                       14,565,079
                                                                                     ------------
GREECE  5.6%
Cosmote Mobile Telecommunications, SA ......................           92,810           2,581,173
EFG Eurobank Ergasias ......................................           89,220           3,190,281

GREECE (CONTINUED)
Germanos, SA ...............................................          112,890           2,840,613
                                                                                     ------------
                                                                                        8,612,067
                                                                                     ------------

INDIA  1.4%
Associated Cement Cos., Ltd. - GDR .........................           83,700           2,112,521
                                                                                     ------------

IRELAND  1.4%
ICON Plc - ADR (a) .........................................           59,600           2,215,928
                                                                                     ------------

ISRAEL  1.5%
Teva Pharmaceutical Industries, Ltd. - ADR .................           72,968           2,339,354
                                                                                     ------------

ITALY  3.2%
UniCredito Italiano S.p.A. .................................          576,039           4,973,962
                                                                                     ------------

JAPAN  3.6%
DAITO Trust Construction Co. ...............................           60,100           3,110,008
OSG Corp. ..................................................          151,000           2,419,809
                                                                                     ------------
                                                                                        5,529,817
                                                                                     ------------

MEXICO 4.0%
Fomento Economico Mexicano SA de CV, Class B -
   ADR .....................................................           25,400           2,673,350
Grupo Aeroportuario del Sureste SA de CV, Class B -
   ADR .....................................................           80,600           3,552,848
                                                                                     ------------
                                                                                        6,226,198
                                                                                     ------------

NETHERLANDS  1.3%
QIAGEN N.V. (a) ............................................          139,800           2,039,682
                                                                                     ------------

REPUBLIC OF CHINA (TAIWAN)  1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR .........          270,063           2,903,177
                                                                                     ------------

SINGAPORE  7.4%
Cosco Corp., Ltd. ..........................................        3,560,000           5,088,192
Flextronics International, Ltd. (a) ........................          230,083           2,588,434
Singapore Airlines, Ltd. ...................................          363,000           3,702,518
                                                                                     ------------
                                                                                       11,379,144
                                                                                     ------------
SOUTH AFRICA  2.5%
Aspen Pharmacare Holdings, Ltd. (a) ........................          414,500           1,953,311


SOUTH AFRICA (CONTINUED)
Pretoria Portland Cement Co., Ltd. .........................           35,200           1,859,694
                                                                                     ------------
                                                                                        3,813,005
                                                                                     ------------

SPAIN  12.2%
Antena 3 de Television, SA .................................          110,300           2,627,905
Banco Bilbao Vizcaya Argentaria, SA ........................           98,502           2,380,734
Banco Santander Central Hispano, SA ........................          142,300           2,583,720
Gestevision Telecinco, SA ..................................          123,941           3,489,645
Industria de Diseno Textil, SA .............................           76,259           3,865,027
Telefonica, SA .............................................          196,464           3,978,263
                                                                                     ------------
                                                                                       18,925,294
                                                                                     ------------

SWITZERLAND  4.0%
Kudelski, SA ...............................................           71,500           2,392,482
UBS, AG ....................................................           62,046           3,730,319
                                                                                     ------------
                                                                                        6,122,801
                                                                                     ------------

UNITED KINGDOM  14.5%
KKR Private Equity Investor LP .............................           60,200           1,312,360
Man Group Plc ..............................................          430,002           4,006,608
RAB Capital Plc ............................................        1,540,500           2,702,701
Regus Group Plc (a) ........................................          668,000           1,460,846
SABMiller Plc ..............................................          184,000           3,844,847
Shire Plc ..................................................          197,428           3,954,676
Standard Chartered Plc .....................................          179,408           5,145,471
                                                                                     ------------

                                                                                       22,427,509
                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS  97.4%
  (Cost $129,416,101) ..........................................................      150,550,489
                                                                                     ------------

REPURCHASE AGREEMENTS  2.8%
Citigroup, Inc. ($866,631 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated
   11/30/06, to be sold on 12/01/06 at $866,758) ...............................          866,631


REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($3,448,369 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.11%, dated 11/30/06, to be sold on 12/01/06 at $3,448,858) ...............         3,448,369
                                                                                      -----------

TOTAL REPURCHASE AGREEMENTS  2.8%
  (Cost $4,315,000) ...........................................................         4,315,000
                                                                                      -----------

TOTAL INVESTMENTS  100.2%
  (Cost $133,731,101) .........................................................       154,865,489


FOREIGN CURRENCY  0.1%
  (Cost $170,930) .............................................................           172,718

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%) .................................          (409,219)
                                                                                     ------------

NET ASSETS 100.0% .............................................................      $154,628,988
                                                                                     ============


Percentages are calculated as a percentage of net assets

(a)    Non-income producing security as this stock currently does not declare dividends.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                      PERCENT OF
INDUSTRY                                                               VALUE          NET ASSETS
-------------------------------------------------------------      -------------      ----------
Diversified Banks ...........................................      $  18,274,168         11.8%

Apparel Retail ..............................................          9,007,550          5.8

Pharmaceuticals .............................................          8,247,342          5.3

Asset Management & Custody Banks ............................          6,709,309          4.3

Broadcasting & Cable TV .....................................          6,117,550          4.0

Marine ......................................................          5,088,192          3.3

Distributors ................................................          4,899,888          3.2

Electronic Manufacturing Services ..........................             4,400,014          2.8

Data Processing & Outsourced Services ......................             4,082,652          2.6

Integrated Telecommunication Services ......................             3,978,263          2.6

Construction Materials .....................................             3,972,215          2.6

Brewers ....................................................             3,844,847          2.5

Biotechnology ..............................................             3,825,180          2.5

Diversified Capital Markets ................................             3,730,319          2.4

Airlines ...................................................             3,702,518          2.4

Packaged Foods & Meats .....................................             3,584,574          2.3

Airport Services ...........................................             3,552,848          2.3

Health Care Equipment ......................................             3,418,229          2.2

Insurance Brokers ..........................................             3,248,982          2.1

Apparel, Accessories & Luxury Goods ........................             3,194,721          2.1

Homebuilding ...............................................             3,110,008          2.0

Education Services .........................................             3,080,627          2.0

Semiconductors .............................................             2,903,177          1.9

Computer & Electronics Retail ..............................             2,840,613          1.8

Thrifts & Mortgage Finance .................................             2,785,591          1.8

Soft Drinks ................................................             2,673,350          1.7

Property & Casualty Insurance ..............................             2,640,639          1.7

Wireless Telecommunication Services ........................             2,581,173          1.7

Coal & Consumable Fuels ....................................             2,435,832          1.6

Industrial Machinery .......................................             2,419,809          1.6

Electronic Equipment Manufacturers .........................             2,392,482          1.5

Life Sciences Tools & Services .............................             2,215,928          1.4

Health Care Facilities .....................................             2,197,788          1.4

Diversified Commercial & Professional Services .............             1,903,569          1.2

Internet Software & Services ..........................                   1,784,536          1.2

Specialized Finance ...................................                   1,478,433          1.0

Office Services & Supplies ............................                   1,460,846          1.0

Agricultural Products .................................                   1,454,367          0.9

Other Diversified Financial Services ..................                   1,312,360          0.9
                                                                       ------------         ----
                                                                       $150,550,489         97.4%
                                                                       ============         ====

VAN KAMPEN AMERICAN FRANCHISE FUND
PORTFOLIO OF INVESTMENTS | NOVEMBER 30, 2006 (UNAUDITED)




                                                      NUMBER OF
DESCRIPTION                                              SHARES            VALUE
------------------------------------------------     ----------     ------------
COMMON STOCKS   92.9%
BROADCASTING & CABLE TV   6.8%
Clear Channel Communications, Inc. .............        404,713     $ 14,229,709
Westwood One, Inc...............................      1,680,462       11,074,245
                                                                    ------------
                                                                      25,303,954
                                                                    ------------
DISTILLERS & VINTNERS   2.4%
Brown-Forman Corp., Class B.....................        127,934        8,885,016
                                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS   2.9%
Scotts Miracle-Gro Co., Class A ................        221,832       10,974,029
                                                                    ------------

HEALTH CARE SERVICES   2.4%
IMS Health, Inc.................................        322,098        8,848,032
                                                                    ------------

HOUSEHOLD PRODUCTS   11.0%
Colgate-Palmolive Co. ..........................        224,027       14,572,956
Kimberly-Clark Corp. ...........................        401,418       26,682,255
                                                                    ------------
                                                                      41,255,211
                                                                    ------------
HOUSEWARES & SPECIALTIES   3.4%
Fortune Brands, Inc.............................        159,294       12,886,884
                                                                    ------------

IT CONSULTING & OTHER SERVICES   4.7%
Accenture, Ltd., Class A (Bermuda) .............        519,050       17,491,985
                                                                    ------------

MOTORCYCLE MANUFACTURERS   4.4%
Harley-Davidson, Inc. ..........................        223,618       16,496,300
                                                                    ------------

PACKAGED FOODS & MEATS   14.4%
Cadbury Schweppes PLC (United Kingdom) .........      1,781,809       18,336,053
Kellogg Co. ....................................        456,586       22,728,851
Nestle, SA (Switzerland) .......................         36,127       12,751,770
                                                                    ------------
                                                                      53,816,674
                                                                    ------------
PERSONAL PRODUCTS   2.9%
Estee Lauder Co., Inc., Class A ................        264,672       10,928,307
                                                                    ------------

PHARMACEUTICALS   6.9%
Pfizer, Inc. ...................................        945,013       25,978,407
                                                                    ------------

                                                      NUMBER OF
DESCRIPTION                                              SHARES            VALUE
------------------------------------------------     ----------     ------------
PUBLISHING   10.5%
McGraw-Hill Co., Inc. ..........................        138,589     $  9,236,957
New York Times Co., Class A ....................        519,658       12,544,544
Thomson Corp. (Canada) .........................        407,919       17,426,300
                                                                    ------------
                                                                      39,207,801
                                                                    ------------
RESTAURANTS   2.4%
Domino's Pizza, Inc.............................        334,978        9,198,496
                                                                    ------------

SOFT DRINKS    2.4%
PepsiCo, Inc. ..................................        148,008        9,172,056
                                                                    ------------

SPECIALIZED CONSUMER SERVICES   2.2%
Weight Watchers International, Inc. ............        169,233        8,282,263
                                                                    ------------

TOBACCO   13.2%
Altria Group, Inc. .............................        349,173       29,403,858
Reynolds American, Inc. ........................        310,136       19,923,137
                                                                    ------------

                                                                      49,326,995
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS   92.9%
  (Cost $320,603,758) ........................................       348,052,410
                                                                    ------------

REPURCHASE AGREEMENTS   9.3%
Citigroup, Inc. ($6,973,618 par collateralized by U.S.
   Government obligations in a pooled cash account,
   interest rate of 5.27%, dated 11/30/06, to be sold
   on 12/01/06 at $6,974,639) ................................         6,973,618


DESCRIPTION                                                               VALUE
-------------------------------------------------------------      ------------
REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($27,748,382 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of
   5.11%, dated 11/30/06, to be sold on 12/01/06 at
   $27,752,321) .............................................      $ 27,748,382
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS   9.3%
  (Cost $34,722,000).........................................        34,722,000
                                                                   ------------

TOTAL INVESTMENTS   102.2%
  (Cost $355,325,758) .......................................       382,774,410

FOREIGN CURRENCY   0.0%
  (Cost $81,275) ............................................            84,085

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.2%)................        (8,425,506)
                                                                   ------------

NET ASSETS 100.0%............................................      $374,432,989
                                                                   ============


Percentages are calculated as a percentage of net assets.

VAN KAMPEN INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES                VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS   97.2%
AUSTRALIA   1.7%
B P Billiton, Ltd. ...............................             323,554           $  6,695,680
                                                                                 ------------

AUSTRIA   4.2%
Andritz, AG ......................................              27,813              5,359,371
Erste Bank Der Oester Spark, AG ..................              98,108              7,147,416
Telekom Austria, AG ..............................             158,736              4,204,443
                                                                                 ------------
                                                                                   16,711,230
                                                                                 ------------

BERMUDA   1.5%
Esprit Holdings, Ltd. ............................             571,994              5,930,428
                                                                                 ------------

CANADA   1.6%
EnCana Corp. .....................................             125,321              6,513,773
                                                                                 ------------

CAYMAN ISLANDS   0.8%
Parkson Retail Group, Ltd. .......................             633,600              3,258,107
                                                                                 ------------

FINLAND   4.5%
Fortum Oyj .......................................             282,879              8,268,106
Kone Oyj, Ser B ..................................             107,396              5,494,344
Neste Oil Oyj ....................................             132,999              4,283,660
                                                                                 ------------
                                                                                   18,046,110
                                                                                 ------------

FRANCE   10.5%
AXA, SA ..........................................             169,000              6,401,117
BNP Paribas, SA ..................................              56,662              6,104,533
Essilor International, SA ........................              59,900              6,433,550
LVMH Moet-Hennessy Louis Vuitton, SA .............              41,506              4,304,034
Schneider Electric, SA ...........................              44,257              4,791,514
Total, SA ........................................             128,014              9,078,622
Vallourec, SA ....................................              18,120              4,866,639
                                                                                 ------------
                                                                                   41,980,009
                                                                                 ------------

GERMANY   7.7%
Celesio, AG ......................................              93,556              4,790,011
Continental, AG ..................................              69,846              7,932,851
Deutsche Bank, AG ................................              42,916              5,534,105

GERMANY (CONTINUED)
E.ON, AG .........................................              57,215           $  7,346,924
SAP, AG ..........................................              23,691              4,952,888
                                                                                 ------------
                                                                                   30,556,779
                                                                                 ------------

GREECE   2.6%
Coca-Cola Hellenic Bottling Co., SA ..............             126,158              4,607,996
National Bank of Greece, SA ......................             121,246              5,559,010
                                                                                 ------------
                                                                                   10,167,006
                                                                                 ------------

HONG KONG   2.4%
China Resources Power Holdings Co., Ltd. .........           4,006,000              5,026,330
CNOOC, Ltd. ......................................           5,060,000              4,475,372
                                                                                 ------------
                                                                                    9,501,702
                                                                                 ------------

INDIA   2.8%
Bharti Airtel, Ltd. (a)...........................             319,400              4,694,749
ICICI Bank, Ltd. - ADR ...........................             163,463              6,360,345
                                                                                 ------------
                                                                                   11,055,094
                                                                                 ------------

IRELAND   4.5%
Allied Irish Banks Plc ...........................             188,754              5,262,005
Anglo Irish Bank Corp. Plc .......................             418,870              7,960,387
CRH Plc ..........................................             124,003              4,672,157
                                                                                 ------------
                                                                                   17,894,549
                                                                                 ------------
ISRAEL   0.9%
Teva Pharmaceutical Industries, Ltd. - ADR .......             107,007              3,430,644
                                                                                 ------------

JAPAN   17.2%
Canon, Inc. ......................................             113,200              5,984,916
Casio Computer Co., Ltd. .........................             230,700              5,291,422
Credit Saison Co., Ltd. ..........................              92,000              3,242,711
Daiwa Securities Group, Inc. .....................             416,000              4,768,969
Hoya Corp. .......................................             118,000              4,648,438
Kobe Steel, Ltd. .................................           1,299,000              4,006,246
Kubota Corp. .....................................             530,000              4,665,630
ORIX Corp. .......................................              15,870              4,346,067
Sharp Corp. ......................................             277,000              4,663,928
Shin-Etsu Chemical Co., Ltd. .....................              69,700              4,606,324

JAPAN (CONTINUED)
Sumitomo Realty & Development Co., Ltd. ..........             252,000           $  8,033,174
Terumo Corp. .....................................             114,400              4,644,983
Toray Industries, Inc. ...........................             636,000              4,730,647
Toyota Motor Corp. ...............................              80,000              4,851,626
                                                                                 ------------
                                                                                   68,485,081
                                                                                 ------------

MEXICO   2.8%
America Movil SA de CV, Ser L - ADR ..............             115,144              5,120,454
Wal-Mart de Mexico SA de CV, Ser V - ADR .........             164,347              6,141,236
                                                                                 ------------
                                                                                   11,261,690
                                                                                 ------------

NETHERLANDS   4.2%
ING Groep, NV-CVA ................................             186,151              7,935,775
Reed Elsevier, NV ................................             231,429              3,898,593
Royal Numico, NV .................................              93,938              4,843,159
                                                                                 ------------
                                                                                   16,677,527
                                                                                 ------------

NORWAY   2.9%
Telenor, ASA .....................................             391,610              6,723,068
TGS Nopec Geophysical Company, ASA (a)............             249,496              4,840,218
                                                                                 ------------
                                                                                   11,563,286
                                                                                 ------------

REPUBLIC OF KOREA (SOUTH KOREA)   1.1%
Samsung Electronics Co., Ltd. - GDR (b)...........              13,022              4,453,524
                                                                                 ------------

SINGAPORE   3.0%
DBS Group Holdings, Ltd. .........................             335,255              4,573,887
Keppel Corp., Ltd. ...............................             656,900              7,425,733
                                                                                 ------------
                                                                                   11,999,620
                                                                                 ------------

SPAIN   1.1%
Banco Popular Espanol, SA ........................             260,659              4,580,856
                                                                                 ------------

SWEDEN   2.3%
Ericsson, AB, Ser B ..............................           1,165,571              4,509,801
Getinge, AB, Ser B ...............................             257,315              4,846,494
                                                                                 ------------
                                                                                    9,356,295
                                                                                 ------------

SWITZERLAND   6.7%
ABB, Ltd. ........................................            402,615            $  6,500,835
Nestle, SA .......................................             16,539               5,837,781
Novartis, AG .....................................             77,579               4,521,773
Roche Holding, AG ................................             26,880               4,856,075
SGS, SA ..........................................              4,513               4,816,528
                                                                                 ------------
                                                                                   26,532,992
                                                                                 ------------
TURKEY   0.8%
Akbank, TAS ......................................             74,885                 419,820
Akbank, TAS - ADR ................................            252,170               2,828,893
                                                                                 ------------
                                                                                    3,248,713
                                                                                 ------------

UNITED KINGDOM   9.4%
Barclays Plc .....................................            369,649               4,944,765
Capita Group Plc .................................            403,336               4,547,036
HSBC Holdings Plc ................................            210,109               3,874,142
Prudential Plc ...................................            380,273               4,937,377
Reckitt Benckiser Plc ............................            116,722               5,190,072
Royal Bank of Scotland Group Plc .................            126,956               4,596,962
SABMiller Plc ....................................            210,965               4,408,306
Tesco Plc ........................................            661,319               5,086,199
                                                                                 ------------
                                                                                   37,584,859
                                                                                 ------------

TOTAL COMMON STOCKS 97.2%..................................................       387,485,554
                                                                                 ------------
PREFERRED STOCKS   1.2%
GERMANY   1.2%
Porsche, AG ......................................              4,100               4,756,701
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS   98.4%
  (Cost $348,086,446)......................................................       392,242,255
                                                                                 ------------

REPURCHASE AGREEMENTS   0.7%
Citigroup, Inc. ($538,255 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%,
  dated 11/30/06, to be sold on 12/01/06 at $538,334)  ....................           538,255


State Street Bank & Trust Co. ($2,141,745 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.11%, dated 11/30/06, to be sold on 12/01/06 at $2,142,049).............      $  2,141,745
                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,680,000)........................................................         2,680,000
                                                                                 ------------

TOTAL INVESTMENTS  99.1%
  (Cost $350,766,446)......................................................       394,922,255

FOREIGN CURRENCY  0.1%
  (Cost $588,261)..........................................................           591,954

OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%................................         3,111,299
                                                                                 ------------

NET ASSETS 100.0%..........................................................      $398,625,508
                                                                                 ============


Percentages are calculated as a percentage of net assets.

(a)    Non-income producing security as this stock currently does not declare dividends.
(b)    144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.


ADR  -  American Depositary Receipt
CVA  -  Certification Van Aandelen
GDR  -  Global Depositary Receipt

VAN KAMPEN INTERNATIONAL GROWTH FUND
SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                   PERCENT OF
INDUSTRY                                                             VALUE         NET ASSETS
---------------------------------------------------------------------------------------------
Diversified Banks .....................................           $ 61,384,128        15.4 %

Industrial Machinery ..................................             15,720,354         3.9

Electric Utilities ....................................             15,615,030         3.9

Pharmaceuticals .......................................             12,808,493         3.2

Oil & Gas Exploration & Production ....................             10,989,145         2.8

Integrated Telecommunication Services .................             10,927,511         2.7

Packaged Foods & Meats ................................             10,680,940         2.7

Consumer Finance ......................................             10,417,672         2.6

Consumer Electronics ..................................              9,955,349         2.5

Wireless Telecommunication Services ...................              9,815,202         2.5

Automobile Manufacturers .............................               9,608,327         2.4

Health Care Equipment .................................              9,491,477         2.4

Integrated Oil & Gas ..................................              9,078,622         2.3

Real Estate Management & Development ..................              8,033,174         2.0

Other Diversified Financial Services ..................              7,935,775         2.0

Tires & Rubber ........................................              7,932,851         2.0

Industrial Conglomerates ..............................              7,425,733         1.8

Diversified Metals & Mining ...........................              6,695,680         1.7

Heavy Electrical Equipment ............................              6,500,835         1.6

Health Care Supplies ..................................              6,433,550         1.6

Multi-Line Insurance ..................................              6,401,117         1.6

Hypermarkets & Super Centers ..........................              6,141,237         1.5

Office Electronics ....................................              5,984,916         1.5

Apparel Retail ........................................              5,930,428         1.5

Diversified Capital Markets ...........................              5,534,105         1.4

Household Products ....................................              5,190,071         1.3

Food Retail ...........................................              5,086,199         1.3

Independent Power Producers & Energy Traders ..........              5,026,329         1.2

Application Software ..................................              4,952,888         1.2

Life & Health Insurance ...............................              4,937,377          1.2

Oil & Gas Equipment & Services ........................              4,840,218          1.2

Diversified Commercial & Professional Services ........              4,816,528          1.2

Electrical Components & Equipment .....................              4,791,514          1.2

Health Care Distributors ..............................              4,790,011          1.2

Investment Banking & Brokerage ........................              4,768,969          1.2

Commodity Chemicals ...................................              4,730,647          1.2

Construction Materials ................................              4,672,157          1.2

Construction & Farm Machinery & Heavy Trucks ..........              4,665,630          1.2

Electronic Equipment Manufacturers ....................              4,648,438          1.2

Soft Drinks ...........................................              4,607,996          1.2

Specialty Chemicals ...................................              4,606,324          1.2

Human Resource & Employment Services ..................              4,547,036          1.2

Communications Equipment ..............................              4,509,802          1.1

Semiconductor Equipment ...............................              4,453,524          1.1

Brewers ...............................................              4,408,306          1.1

Apparel, Accessories & Luxury Goods ...................              4,304,034          1.1

Oil & Gas Refining & Marketing ........................              4,283,660          1.1

Steel .................................................              4,006,246          1.0

Publishing ............................................              3,898,593          1.0

Department Stores .....................................              3,258,107          0.8
                                                                  -------------------------

                                                                  $392,242,255         98.4 %
                                                                  ============         ====

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
COMMON STOCKS   96.2%
AEROSPACE & DEFENSE   3.0%
Boeing Co. ...........................................................             7,257      $     642,462
General Dynamics Corp. ...............................................             7,908            591,835
Lockheed Martin Corp. ................................................             8,006            724,143
Northrop Grumman Corp. ...............................................             9,781            654,642
Raytheon Co. .........................................................             7,356            375,450
United Technologies Corp. ............................................            16,052          1,035,836
                                                                                              -------------
                                                                                                  4,024,368
                                                                                              -------------
AGRICULTURAL PRODUCTS   0.6%
Archer-Daniels-Midland Co. ...........................................            21,361            749,771
                                                                                              -------------

AIR FREIGHT & LOGISTICS   0.8%
FedEx Corp. ..........................................................             5,541            639,597
United Parcel Service, Inc., Class B .................................             5,916            460,975
                                                                                              -------------
                                                                                                  1,100,572
                                                                                              -------------
AIRLINES   0.8%
AMR Corp. (b) ........................................................            15,697            501,676
Continental Airlines, Inc., Class B (b) ..............................            13,528            549,778
                                                                                              -------------
                                                                                                  1,051,454
                                                                                              -------------
ALUMINUM   0.4%
Alcan, Inc. (Canada) .................................................             7,277            350,097
Alcoa, Inc. ..........................................................             6,291            196,090
                                                                                              -------------
                                                                                                    546,187
                                                                                              -------------
APPAREL, ACCESSORIES & LUXURY GOODS   0.7%
Coach, Inc. (b) ......................................................            10,570            456,729
Polo Ralph Lauren Corp., Class A .....................................             6,074            474,987
                                                                                              -------------
                                                                                                    931,716
                                                                                              -------------
APPAREL RETAIL   1.9%
Abercrombie & Fitch Co., Class A .....................................             9,604            647,694
American Eagle Outfitters, Inc. ......................................            19,345            874,007
Chico's FAS, Inc. (b) ................................................            13,567            322,216
The Men's Wearhouse, Inc. ............................................            16,762            641,985

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
APPAREL RETAIL (CONTINUED)
Urban Outfitters, Inc. (b) ...........................................             1,948      $      43,401
                                                                                              -------------
                                                                                                  2,529,303
                                                                                              -------------
APPLICATION SOFTWARE   0.8%
Autodesk, Inc. (b) ...................................................             8,184            337,017
Parametric Technology Corp. (b) ......................................            19,957            386,368
Synopsys, Inc. (b) ...................................................            14,751            376,888
                                                                                              -------------
                                                                                                  1,100,273
                                                                                              -------------
ASSET MANAGEMENT & CUSTODY BANKS   0.6%
Janus Capital Group, Inc. ............................................            18,458            373,959
Legg Mason, Inc. .....................................................             3,786            361,033
                                                                                              -------------
                                                                                                    734,992
                                                                                              -------------
AUTO PARTS & EQUIPMENT   0.4%
Johnson Controls, Inc. ...............................................             6,922            562,966
                                                                                              -------------

BIOTECHNOLOGY   1.5%
Amgen, Inc. (b) ......................................................             9,229            655,259
Genentech, Inc. (b) ..................................................             4,595            375,641
Gilead Sciences, Inc. (b) ............................................             7,730            509,562
ImClone Systems, Inc. (b) ............................................             3,548            106,085
OSI Pharmaceuticals, Inc. (b) ........................................            10,097            370,358
                                                                                              -------------
                                                                                                  2,016,905
                                                                                              -------------
BROADCASTING & CABLE TV   0.9%
Comcast Corp., Class A (b) ...........................................            29,837          1,207,205
                                                                                              -------------

BUILDING PRODUCTS   0.3%
USG Corp. (b) ........................................................             6,941            386,822
                                                                                              -------------

CASINOS & GAMING   0.3%
Harrah's Entertainment, Inc. .........................................             5,068            398,852
                                                                                              -------------

COMMODITY CHEMICALS   0.0%
Tronox, Inc., Class B ................................................               314              4,669
                                                                                              -------------

COMMUNICATIONS EQUIPMENT   4.6%
ADC Telecommunications, Inc. (b) .....................................            22,718            313,281
Cisco Systems, Inc. (b) ..............................................            87,518          2,352,484

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Comverse Technology, Inc. (b) ........................................            15,835      $     309,099
Corning, Inc. (b) ....................................................            56,991          1,228,726
Motorola, Inc. .......................................................            37,567            832,861
Nokia OYJ - ADR (Finland) ............................................             2,560             51,763
QUALCOMM, Inc. .......................................................             9,052            331,213
Tellabs, Inc. (b) ....................................................            61,034            612,781
                                                                                              -------------
                                                                                                  6,032,208
                                                                                              -------------
COMPUTER HARDWARE   2.9%
Apple Computer, Inc. (b) .............................................             4,733            433,921
Hewlett-Packard Co. ..................................................            49,123          1,938,394
International Business Machines Corp. ................................            15,520          1,426,598
                                                                                              -------------
                                                                                                  3,798,913
                                                                                              -------------
COMPUTER STORAGE & PERIPHERALS   0.4%
Lexmark International, Inc., Class A (b) .............................             8,164            563,153
                                                                                              -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   1.7%
Caterpillar, Inc. ....................................................             6,330            392,650
Deere & Co. ..........................................................             8,598            825,408
JLG Industries, Inc. .................................................            17,571            490,407
Joy Global, Inc. .....................................................             8,125            356,687
Oshkosh Truck Corp. ..................................................             2,620            125,786
                                                                                              -------------
                                                                                                  2,190,938
                                                                                              -------------
CONSUMER FINANCE   0.8%
American Express Co. .................................................             8,499            499,061
AmeriCredit Corp. (b) ................................................            10,886            255,277
Capital One Financial Corp. ..........................................             4,122            321,021
                                                                                              -------------
                                                                                                  1,075,359
                                                                                              -------------
DATA PROCESSING & OUTSOURCED SERVICES   1.3%
Automatic Data Processing, Inc. ......................................                20                965
Ceridian Corp. (b) ...................................................             2,377             58,260
CheckFree Corp. (b) ..................................................             9,130            381,725
Computer Sciences Corp. (b) ..........................................             4,674            243,983
Convergys Corp. (b) ..................................................            22,599            545,088

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Fiserv, Inc. (b) .....................................................             9,525      $     486,823
                                                                                              -------------
                                                                                                  1,716,844
                                                                                              -------------
DEPARTMENT STORES   2.1%
Federated Department Stores, Inc. ....................................            19,365            815,073
J.C. Penney Co., Inc. ................................................            16,387          1,267,371
Nordstrom, Inc. ......................................................            12,976            636,083
                                                                                              -------------
                                                                                                  2,718,527
                                                                                              -------------
DISTILLERS & VINTNERS   0.6%
MGP Ingredients, Inc. ................................................            37,291            813,317
                                                                                              -------------

DIVERSIFIED BANKS   0.6%
Wachovia Corp. .......................................................             6,206            336,303
Wells Fargo & Co. ....................................................            12,542            441,980
                                                                                              -------------
                                                                                                    778,283
                                                                                              -------------
DIVERSIFIED CHEMICALS   0.3%
FMC Corp. ............................................................             5,206            369,001
                                                                                              -------------

DIVERSIFIED METALS & MINING   1.1%
Phelps Dodge Corp. ...................................................             6,153            756,819
Rio Tinto PLC - ADR (United Kingdom) .................................             1,637            351,284
Southern Copper Corp. ................................................             6,429            351,730
                                                                                              -------------
                                                                                                  1,459,833
                                                                                              -------------
DRUG RETAIL   0.2%
CVS Corp. ............................................................            10,945            314,888
                                                                                              -------------

ELECTRIC UTILITIES   0.7%
Exelon Corp. .........................................................             7,553            458,693
Pepco Holdings, Inc. .................................................            18,379            471,054
                                                                                              -------------
                                                                                                    929,747
                                                                                              -------------
ELECTRONIC EQUIPMENT MANUFACTURERS   0.2%
Vishay Intertechnology, Inc. (b) .....................................            20,824            272,794
                                                                                              -------------

ELECTRONIC MANUFACTURING SERVICES   0.4%
Jabil Circuit, Inc. ..................................................            20,016            567,654
                                                                                              -------------

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
FERTILIZERS & AGRICULTURAL CHEMICALS   0.4%
Monsanto Co. .........................................................            10,923      $     525,069
                                                                                              -------------

FOOD RETAIL   1.8%
Safeway, Inc. ........................................................            32,676          1,006,747
Supervalu, Inc. ......................................................            21,692            743,168
The Kroger Co. .......................................................            13,726            294,560
Whole Foods Market, Inc. .............................................             6,212            303,146
                                                                                              -------------
                                                                                                  2,347,621
                                                                                              -------------
GAS UTILITIES   0.0%
AGL Resources, Inc. ..................................................             1,699             65,259
                                                                                              -------------

HEALTH CARE DISTRIBUTORS   0.4%
Cardinal Health, Inc. ................................................             7,415            479,157
                                                                                              -------------

HEALTH CARE EQUIPMENT   1.0%
Advanced Medical Optics, Inc. (b) ....................................            17,413            609,629
Kinetic Concepts, Inc. (b) ...........................................            20,785            754,496
                                                                                              -------------
                                                                                                  1,364,125
                                                                                              -------------
HEALTH CARE SERVICES   1.0%
Express Scripts, Inc. (b) ............................................             4,910            334,862
Quest Diagnostics, Inc. ..............................................            18,261            970,937
                                                                                              -------------
                                                                                                  1,305,799
                                                                                              -------------
HOME FURNISHINGS   0.4%
Tempur-Pedic International, Inc. (b) .................................            23,644            498,416
                                                                                              -------------

HOME IMPROVEMENT RETAIL   0.1%
Home Depot, Inc. .....................................................             3,545            134,604
                                                                                              -------------

HOTELS, RESORTS & CRUISE LINES   0.7%
Marriott International, Inc., Class A ................................            12,108            546,676
Starwood Hotels & Resorts Worldwide, Inc. ............................             5,305            340,422
                                                                                              -------------
                                                                                                    887,098
                                                                                              -------------
HOUSEHOLD APPLIANCES   0.0%
Whirlpool Corp. ......................................................               416             35,485
                                                                                              -------------

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
HOUSEHOLD PRODUCTS   1.1%
Colgate-Palmolive Co. ................................................               109      $       7,090
Energizer Holdings, Inc. (b) .........................................             4,693            310,160
Procter & Gamble Co. .................................................            17,926          1,125,574
                                                                                              -------------
                                                                                                  1,442,824
                                                                                              -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES   0.4%
Manpower, Inc. .......................................................             6,902            490,042
                                                                                              -------------

HYPERMARKETS & SUPER CENTERS   0.6%
Costco Wholesale Corp. ...............................................             3,147            164,462
Wal-Mart Stores, Inc. ................................................            13,224            609,627
                                                                                              -------------
                                                                                                    774,089
                                                                                              -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.4%
The AES Corp. (b) ....................................................            20,095            469,620
                                                                                              -------------

INDUSTRIAL CONGLOMERATES   1.4%
General Electric Co. .................................................            50,385          1,777,583
Tyco International, Ltd. (Bermuda) ...................................             1,433             43,405
                                                                                              -------------
                                                                                                  1,820,988
                                                                                              -------------
INDUSTRIAL MACHINERY   0.6%
Danaher Corp. ........................................................             2,329            170,297
Eaton Corp. ..........................................................             1,925            148,379
Ingersoll-Rand Co., Ltd., Class A (Bermuda) ..........................             5,743            224,034
Timken Co. ...........................................................             6,429            191,198
                                                                                              -------------
                                                                                                    733,908
                                                                                              -------------
INTEGRATED OIL & GAS   5.4%
Chevron Corp. ........................................................            17,906          1,294,962
ConocoPhillips .......................................................            19,838          1,335,097
Exxon Mobil Corp. (c) ................................................            42,240          3,244,454
Hess Corp. ...........................................................            14,080            707,802
Marathon Oil Corp. ...................................................             5,679            535,984
Royal Dutch Shell PLC, Class A - ADR (Netherlands) ...................               832             59,097
                                                                                              -------------
                                                                                                  7,177,396
                                                                                              -------------

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
INTEGRATED TELECOMMUNICATION SERVICES   2.4%
AT&T, Inc. ...........................................................            38,395      $   1,301,974
BellSouth Corp. ......................................................            25,912          1,155,416
CenturyTel, Inc. .....................................................                27              1,149
Verizon Communications, Inc. .........................................            21,988            768,261
                                                                                              -------------
                                                                                                  3,226,800
                                                                                              -------------
INTERNET RETAIL   0.3%
Expedia, Inc. (b) ....................................................            21,455            389,837
                                                                                              -------------

INTERNET SOFTWARE & SERVICES   1.1%
eBay, Inc. (b) .......................................................            22,698            734,280
VeriSign, Inc. (b) ...................................................            17,807            464,941
Yahoo!, Inc. (b) .....................................................             7,543            203,586
                                                                                              -------------
                                                                                                  1,402,807
                                                                                              -------------
INVESTMENT BANKING & BROKERAGE   4.8%
E*TRADE Financial Corp. (b) ..........................................            19,227            462,794
Goldman Sachs Group, Inc. ............................................             9,919          1,932,221
Lehman Brothers Holdings, Inc. .......................................            19,050          1,403,414
Merrill Lynch & Co., Inc. ............................................            16,880          1,475,818
The Bear Stearns Co., Inc. ...........................................             7,336          1,118,593
                                                                                              -------------
                                                                                                  6,392,840
                                                                                              -------------
LIFE & HEALTH INSURANCE   1.0%
Metlife, Inc. ........................................................            14,159            831,558
Prudential Financial, Inc. ...........................................             6,606            538,257
                                                                                              -------------
                                                                                                  1,369,815
                                                                                              -------------
LIFE SCIENCES TOOLS & SERVICES   0.3%
Thermo Fisher Scientific, Inc. (b) ...................................             9,249            405,384
                                                                                              -------------

MANAGED HEALTH CARE   3.0%
Aetna, Inc. ..........................................................             5,947            245,671
Coventry Health Care, Inc. (b) .......................................               478             23,006
Health Net, Inc. (b) .................................................            12,838            592,345
Humana, Inc. (b) .....................................................            14,100            762,810
UnitedHealth Group, Inc. .............................................            25,360          1,244,669

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
MANAGED HEALTH CARE (CONTINUED)
WellPoint, Inc. (b) ..................................................            14,317      $   1,083,367
                                                                                              -------------
                                                                                                  3,951,868
                                                                                              -------------
MORTGAGE REIT'S   0.7%
Capitalsource, Inc. ..................................................            34,688            944,207
New Century Financial Corp. ..........................................               397             14,316
                                                                                              -------------
                                                                                                    958,523
                                                                                              -------------
MOVIES & ENTERTAINMENT   0.9%
News Corp., Class A ..................................................            29,127            600,016
Regal Entertainment Group, Class A ...................................               775             16,128
Time Warner, Inc. ....................................................               524             10,554
Walt Disney Co. ......................................................            15,086            498,592
                                                                                              -------------
                                                                                                  1,125,290
                                                                                              -------------
MULTI-LINE INSURANCE   1.8%
American Financial Group, Inc. .......................................            10,452            545,699
American International Group, Inc. ...................................            15,441          1,085,811
Loews Corp. ..........................................................            17,807            710,855
                                                                                              -------------
                                                                                                  2,342,365
                                                                                              -------------
MULTI-UTILITIES   0.5%
Duke Energy Corp. ....................................................            18,655            591,737
NiSource, Inc. .......................................................               662             16,325
                                                                                              -------------
                                                                                                    608,062
                                                                                              -------------
OFFICE   0.0%
HRPT Properties Trust ................................................               867             10,898
                                                                                              -------------

OIL & GAS DRILLING   0.6%
Nabors Industries Ltd. (Bermuda) (b) .................................             5,109            172,480
Rowan Cos., Inc. .....................................................             4,420            159,208
Transocean, Inc. (Cayman Islands) (b) ................................             5,324            415,006
                                                                                              -------------
                                                                                                    746,694
                                                                                              -------------
OIL & GAS EQUIPMENT & SERVICES   1.1%
Halliburton Co. ......................................................             8,519            287,431
National Oilwell Varco, Inc. (b) .....................................             4,338            288,521
Superior Energy Services, Inc. (b) ...................................            15,993            520,892

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Weatherford International, Ltd. (Bermuda) (b) ........................             8,420      $     378,142
                                                                                              -------------
                                                                                                  1,474,986
                                                                                              -------------
OIL & GAS EXPLORATION & PRODUCTION   0.7%
Anadarko Petroleum Corp. .............................................            11,361            560,779
Chesapeake Energy Corp. ..............................................             7,927            269,756
Devon Energy Corp. ...................................................               806             59,136
                                                                                              -------------
                                                                                                    889,671
                                                                                              -------------
OIL & GAS REFINING & MARKETING   0.6%
Tesoro Corp. .........................................................             4,950            348,727
Valero Energy Corp. ..................................................             8,756            482,193
                                                                                              -------------
                                                                                                    830,920
                                                                                              -------------
OIL & GAS STORAGE & TRANSPORTATION   0.5%
Overseas Shipholding Group, Inc. .....................................            11,359            653,824
                                                                                              -------------

OTHER DIVERSIFIED FINANCIAL SERVICES   4.6%
Bank of America Corp. ................................................            52,002          2,800,308
Citigroup, Inc. ......................................................            32,049          1,589,310
J.P. Morgan Chase & Co. ..............................................            36,877          1,706,667
                                                                                              -------------
                                                                                                  6,096,285
                                                                                              -------------
PACKAGED FOODS & MEATS   0.4%
General Mills, Inc. ..................................................             8,401            470,036
Hormel Foods Corp. ...................................................               668             25,304
                                                                                              -------------
                                                                                                    495,340
                                                                                              -------------
PERSONAL PRODUCTS   0.3%
The Estee Lauder Co., Inc., Class A ..................................            10,708            442,133
                                                                                              -------------

PHARMACEUTICALS   4.9%
Abbott Laboratories ..................................................             2,483            115,857
Bristol-Myers Squibb Co. .............................................             4,148            102,995
Johnson & Johnson ....................................................            31,118          2,050,987
Merck & Co., Inc. ....................................................            35,398          1,575,565
Mylan Laboratories, Inc. .............................................             1,309             26,559
Pfizer, Inc. .........................................................            33,268            914,537
Schering-Plough Corp. ................................................            32,775            721,378

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
PHARMACEUTICALS (CONTINUED)
Wyeth ................................................................            20,213      $     975,884
                                                                                              -------------
                                                                                                  6,483,762
                                                                                              -------------
PROPERTY & CASUALTY INSURANCE   2.1%
Chubb Corp. ..........................................................            14,001            724,692
CNA Financial Corp. (b) ..............................................             9,466            364,441
Commerce Group, Inc. .................................................            21,830            666,033
Philadelphia Consolidated Holding Corp. (b) ..........................            11,536            513,929
The Saint Paul Travelers Cos., Inc. ..................................             9,965            516,287
                                                                                              -------------
                                                                                                  2,785,382
                                                                                              -------------
PUBLISHING   0.2%
Idearc, Inc. (b) .....................................................             1,039             28,624
Meredith Corp. .......................................................             5,561            300,850
                                                                                              -------------
                                                                                                    329,474
                                                                                              -------------
RAILROADS   1.7%
Burlington Northern Santa Fe Corp. ...................................            12,029            904,100
CSX Corp. ............................................................            33,268          1,192,990
Norfolk Southern Corp. ...............................................             2,786            137,211
                                                                                              -------------
                                                                                                  2,234,301
                                                                                              -------------
REGIONAL BANKS   0.5%
BB & T Corp. .........................................................             4,016            172,728
National City Corp. ..................................................             9,367            338,149
SunTrust Banks, Inc. .................................................             1,135             92,673
                                                                                              -------------
                                                                                                    603,550
                                                                                              -------------
RESIDENTIAL REIT'S   0.4%
Archstone-Smith Trust ................................................             8,519            510,970
                                                                                              -------------

RESTAURANTS   1.7%
Darden Restaurants, Inc. .............................................             8,361            335,694
McDonald's Corp. .....................................................            17,295            725,871
Panera Bread Co., Class A (b) ........................................             6,370            365,957
Sonic Corp. (b) ......................................................             3,225             75,723
Starbucks Corp. (b) ..................................................             8,854            312,458
The Cheesecake Factory, Inc. (b) .....................................             1,882             52,131

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
RESTAURANTS (CONTINUED)
Yum! Brands, Inc. ....................................................             6,094      $     372,892
                                                                                              -------------
                                                                                                  2,240,726
                                                                                              -------------
SEMICONDUCTOR EQUIPMENT   0.7%
Applied Materials, Inc. ..............................................            20,331            365,551
ASML Hldg N.V. (Netherlands) (b) .....................................            15,086            375,642
Novellus Systems, Inc. (b) ...........................................             3,850            120,197
                                                                                              -------------
                                                                                                    861,390
                                                                                              -------------
SEMICONDUCTORS   1.6%
Broadcom Corp., Class A (b) ..........................................            10,905            358,011
Freescale Semiconductor, Inc., Class B (b) ...........................            14,238            568,523
Intel Corp. ..........................................................            31,493            672,376
PMC - Sierra, Inc. (b) ...............................................             3,227             24,558
Texas Instruments, Inc. ..............................................             5,486            162,111
Xilinx, Inc. .........................................................            14,593            391,092
                                                                                              -------------
                                                                                                  2,176,671
                                                                                              -------------
SOFT DRINKS   0.6%
Hansen Natural Corp. (b) .............................................            11,004            309,543
Pepsi Bottling Group, Inc. ...........................................            14,317            448,408
                                                                                              -------------
                                                                                                    757,951
                                                                                              -------------
SPECIALIZED FINANCE   1.5%
Chicago Mercantile Exchange Holdings, Inc. ...........................             1,992          1,066,915
CIT Group, Inc. ......................................................             7,829            407,186
Nasdaq Stock Market, Inc. (b) ........................................            11,319            454,458
                                                                                              -------------
                                                                                                  1,928,559
                                                                                              -------------
SPECIALTY STORES   0.7%
Barnes & Noble, Inc. .................................................             9,485            379,589
Office Depot, Inc. (b) ...............................................             7,651            289,667
Staples, Inc. ........................................................            12,325            313,918
                                                                                              -------------
                                                                                                    983,174
                                                                                              -------------
STEEL   0.3%
United States Steel Corp. ............................................             5,955            445,374
                                                                                              -------------

SYSTEMS SOFTWARE   1.6%
Microsoft Corp. ......................................................            41,590          1,219,835

                                                                               NUMBER OF
DESCRIPTION                                                                       SHARES              VALUE
----------------------------------------------------------------------         ---------      -------------
SYSTEMS SOFTWARE (CONTINUED)
Oracle Corp. (b) .....................................................            49,872      $     949,064
                                                                                              -------------
                                                                                                  2,168,899
                                                                                              -------------
TECHNOLOGY DISTRIBUTORS   0.0%
Avnet, Inc. (b) ......................................................               848             21,022
                                                                                              -------------

THRIFTS & MORTGAGE FINANCE   1.0%
IndyMac Bancorp, Inc. ................................................             6,685            307,176
MGIC Investment Corp. ................................................             4,340            251,546
Radian Group, Inc. ...................................................             6,882            366,191
Washington Mutual, Inc. ..............................................             8,992            392,771
                                                                                              -------------
                                                                                                  1,317,684
                                                                                              -------------
TOBACCO   2.3%
Altria Group, Inc. ...................................................            19,247          1,620,790
Loews Corp. - Carolina Group .........................................            14,573            908,918
Reynolds American, Inc. ..............................................             8,920            573,021
                                                                                              -------------
                                                                                                  3,102,729
                                                                                              -------------
TRADING COMPANIES & DISTRIBUTORS   0.6%
WESCO International, Inc. (b) ........................................            11,793            788,952
                                                                                              -------------

EXCHANGE TRADED FUND   1.6%
Semiconductor HOLDRs Trust ...........................................            62,850          2,171,468
                                                                                              -------------

TOTAL LONG-TERM INVESTMENTS  (a)  96.2%
  (Cost $123,678,240) ................................................                          127,225,394

REPURCHASE AGREEMENTS   3.6%
Citigroup, Inc. ($941,143 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated
   11/30/06, to be sold on 12/01/06 at $941,281) .....................                              941,143

DESCRIPTION                                                                                           VALUE
----------------------------------------------------------------------------------------      -------------
REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($3,744,857 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.11%, dated 11/30/06, to be sold on 12/01/06 at $3,745,388) ........................      $   3,744,857
                                                                                              -------------

TOTAL REPURCHASE AGREEMENTS   3.6%
  (Cost $4,686,000) ....................................................................      $   4,686,000
                                                                                              -------------

TOTAL INVESTMENTS  99.8%
  (Cost $128,364,240) ..................................................................      $ 131,911,394

OTHER ASSETS IN EXCESS OF LIABILITIES  1.1% ............................................          1,476,716
                                                                                              -------------

WRITTEN OPTIONS  (0.9%) ................................................................         (1,196,763)

NET ASSETS 100.0% ......................................................................      $ 132,191,347
                                                                                              =============


Percentages are calculated as a percentage of net assets.

(a) The Fund may designate up to 100% of its common stock investments to cover outstanding call options.
(b) Non-income producing security as this stock currently does not declare dividends.
(c) All or a portion of this security has been physically segregated in connection with open futures contracts.


ADR - American Depositary Receipt
AGL - Assured Guaranty Ltd.
Radian - Radian Asset Assurance


WRITTEN OPTIONS OUTSTANDING AS OF NOVEMBER 30, 2006:

                                             EXERCISE    EXPIRATION        # OF
NAME OF ISSUER                                  PRICE          DATE   CONTRACTS         PREMIUM           VALUE
--------------------------------------    -----------    ----------   ---------     -----------      -----------
Call -- Basket - Abercrombie &
  Fitch Co., Class A, Deere & Co.,
  Motorola, Inc., Schering-Plough
  Corp. and Wal-Mart Stores, Inc.
  (OTC)                                   $    51.989      12/16/06      41,657     $   (15,971)     $   (24,994)
Call -- Basket -- Altria Group, Inc.,
  AT&T, Inc., General Electric Co.,
  and Johnson &  Johnson, Inc.,
  (OTC)                                        50.864      12/16/06      98,579         (37,233)         (25,631)

                                             EXERCISE    EXPIRATION        # OF
NAME OF ISSUER                                  PRICE          DATE   CONTRACTS         PREMIUM           VALUE
--------------------------------------    -----------    ----------   ---------     -----------      -----------
Call -- Basket - American Eagle
  Outfitters, Cisco Systems, Inc.,
  Duke Energy Corp., Loews Corp.
  - Carolina Group, Inc., Merck &
  Co., Inc. and United Technologies
  Corp. (OTC)                             $    47.930      12/16/06      71,539     $   (25,339)     $   (16,454)
Call -- Basket - BellSouth Corp.,
  Federated Department Stores, Inc.,
  Hewlett-Packard Co., Lehman
  Brothers Holdings, Inc. and
  WellPoint, Inc. (OTC)                        53.210      12/16/06      65,182         (25,578)         (63,227)
Call - Basket -- Burlington Northern
  Santa Fe Corp., Oracle Corp.,
  Pfizer, Inc., Quest Diagnostics,
  Inc. and Supervalu, Inc. (OTC)               41.740      12/16/06      62,548         (19,346)         (55,042)
Call -- Basket -- Citigroup, Inc. CSX
  Corp., Inc., International Business
  Machines Corp., J.C. Penney Co.,
  Inc., Proctor & Gamble, Inc. and
  United Healthcare, Inc. (OTC)                66.238      12/16/06      51,980         (25,314)         (16,114)
Call -- Basket - Intel Corp., The
  Men's Wearhouse, Inc., MetLife,
  Inc., Reynolds American, Inc. and
  WESCO International, Inc. (OTC)              51.424      12/16/06      40,494         (15,283)         (29,966)
Call -- Basket - McDonald's Corp.
  Microsoft Corp., Safeway, Inc.,
  Wyeth and  Verizon Comm-
  unications, Inc. (OTC)                       37.245      12/16/06      72,180         (19,914)         (20,210)
Call -- Energy Select Spdr (OTC)               60.480      12/16/06      48,450         (21,977)         (66,376)
Call - Energy Select Spdr (OTC)                58.300      12/16/06      68,481         (62,126)        (186,953)
Call - Financial Select Spdr (OTC)             36.300      12/16/06     357,341        (118,423)         (50,028)
Call - Semiconductor HOLDR's Trust (OTC)       35.760      12/16/06      62,850         (15,989)         (25,768)
Call - S & P 500 Index December             1,395.000      12/16/06         350        (607,950)        (616,000)
                                                                                    -----------      -----------
                                                                                    $(1,010,443)     $(1,196,763)
                                                                                    -----------      -----------


OTC -- Over the Counter

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2006:

                                                                                           UNREALIZED
                                                                                        APPRECIATION/
FUTURES CONTRACTS                                                     CONTRACTS          DEPRECIATION
---------------------------------------------------------             ---------         -------------
LONG CONTRACTS:
S&P Mini 500 Index, December 2006 (Current Notional
 Value of $70,145 per contract) .........................                    47                $3,659
                                                                      ---------         -------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007